SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 20 -    SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Provision for current expected credit losses

Balance, as of December 31, 2017	306	623
Additions	214	135
Deductions	(235)	(482)

Balance, as of December 31, 2018	$285	$276
Additions	115	84
Deductions	(165)	(46)

Balance, as of December 31, 2019	$235	$314
Additions	80	194
Deductions	(65)	(202)

Balance, as of December 31, 2020	$250	$306